SCOUT
BOND FUND


A no-load mutual fund
with primary emphasis
on maximum current
income consistent with
its quality and maturity
standards.


Annual Report
June 30, 1997


TO THE SHAREHOLDERS

Scout Bond Fund's total return (price change and reinvested distributions) for the fiscal year ended June 30, 1997, was 6.33%. In comparison, the unmanaged Lehman Brothers Intermediate Government/Corporate index had a return of 7.22%.

As of the fiscal year ended June 30, 1997, Scout Bond Fund was invested as follows: 44.6% in high-grade corporate bonds, 53.5% in U.S. Government and Federal Agency issues, and 1.9% in cash equivalent reserves due in less than one year. The average maturity was 4.3 years, the average yield to maturity was 6.60% and the average credit rating of the portfolio was AA.

Bond investors spent the past fiscal year carefully tracking U.S. economic performance to gauge the pace of growth and the potential for damaging inflation, as well as to anticipate possible Federal Reserve interest rate changes. Official data at times provided conflicting signals, prompting a wide-ranging debate on the strength of the economy as well as extremely volatile market activity. After maintaining a hands-off approach in the second half of 1996, the Fed took action in March 1997 with a 0.25-point increase to 5.50% in the key Federal Funds rate.

Following that move, fixed-income rates continued to rise early in the second quarter as investors positioned for the possibility of a series of Fed rate increases. Midway through the quarter, however, the economic indicators began to soften, showing no surge in economic growth, and market rates began to move back down. Investor optimism was reinforced when the Fed chose not to raise rates at its mid-May meeting. A series of benign economic reports followed, highlighted by several weak readings for the Producer Price Index, and calmed many inflation fears. The markets finished the quarter with a strong rally that drove the yield curve down to a level nearly 40 basis points below its position when the quarter started.

Due to the extreme volatility of interest rates, the Scout Bond Fund has maintained its moderate average maturity and will invest excess cash when attractive opportunities arise. Purchases will focus on the 5- to 7-year sector because of the current flatness of the yield curve, effectively capturing most of the yield available inside 10 years without the additional maturity risk. Corporate bonds will be used when attractive values are available. The Fund will continue with core positions in Treasury and Agency issues.

As always, we will continue to take advantage of any opportunities that meet the high investment standards of the Fund. Your continued participation with Scout Bond Fund as part of your investment portfolio is appreciated. We welcome your comments and questions.

Sincerely,

/S/George W. Root
George W. Root
UMB Investment Advisors

GRAPH - PIE CHART
Government & Agency     54%
Corporate               44%
Less than 1 Year         2%

Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any other applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.

GRAPH - Scout Bond Fund versus Lipper Fixed Income Funds

Scout Bond Fund's average annual componded returns for one, five and ten year periods as of June 30, 1997, were 6.33%, 5.67%, and 7.23%, respectively. Performance data contained in this report is for past periods only.
Past performance is not predictive of future performance. Investment return and share value will fluctuate, redemption value may be more or less than original cost.



FINANCIAL STATEMENTS

Statement of Net Assets
June 30, 1997

  Face                                                                                                     Market
  Amount        Description                                                                Cost            Value
CORPORATE BONDS - 44.31%
$   500,000     Albertson's Incorporated, Medium Term Notes,
                  5.71%, due March 23, 1998                                                $    500,000    $    498,740
    500,000     Albertson's Incorporated, Medium Term Notes,
                  6.18%, due March 22, 2000                                                     500,000         495,005
    500,000     Albertson's Incorporated Notes,
                  6.375%, due June 1, 2000                                                      500,000         497,290
    500,000     Amoco Canada Petroleum Company Notes,
                  7.25%, due December 1, 2002                                                   498,230         512,750
    500,000     Baltimore Gas & Electric Company 1st & Refunding Mortgage,
                  6.50%, due February 15, 2003                                                  494,225         492,610
    500,000     BellSouth Telecommunications Incorporated Notes,
                  6.25%, due May 15, 2003                                                       498,493         489,205
    500,000     BellSouth Telecommunications Incorporated Notes,
                  6.375%, due June 15, 2004                                                     482,995         489,775
    500,000     British Petroleum America, Incorporated Notes,
                  8.875%, due December 1, 1997                                                  497,800         506,275
    500,000     Carolina Power & Light Company Secured Medium Term Notes,
                  5.00%, due September 15, 1998                                                 499,778         493,420
    500,000     Carolina Power & Light Company 1st Mortgage,
                  5.875%, due January 15, 2004                                                  492,332         474,030
    500,000     Central Power & Light Company 1st Mortgage, Series BB,
                  6.00%, due October 1, 1997                                                    497,340         500,175
    500,000     Chevron Canada Financial Limited Guaranteed Notes,
                  5.60%, due April 1, 1998                                                      499,625         498,650
    500,000     Consolidated Edison Company New York, Incorporated Debentures,
                  6.625%, due February 1, 2002                                                  494,905         495,960
    500,000     Delmarva Power & Light Company Medium Term Notes,
                  7.50%, due May 1, 1999                                                        497,570         509,320
  1,000,000     Dillard Department Stores Inc.,
                  6.875%, due June 1, 2005                                                      986,460         988,010
    500,000     duPont (E.I.) deNemours & Company Notes,
                  6.75%, due October 15, 2002                                                   491,891         500,450
    500,000     Duke Power Company Medium Term Notes,
                  5.17%, due September 1, 1998                                                  500,000         494,885
    500,000     Duke Power Company 1st & Refunding Mortgage,
                  7.00%, due June 1, 2000                                                       485,165         506,385
    500,000     Duke Power Company 1st & Refunding Mortgage,
                  5.875%, due June 1, 2001                                                      496,999         484,975
    500,000     Emerson Electric Company Notes,
                  6.30%, due November 1, 2005                                                   498,456         482,510
    500,000     Engelhard Corporation Senior Note,
                  7.00%, due August 1, 2001                                                     499,134         504,585
    750,000     Florida Power & Light Company 1st Mortgage,
                  5.50%, due July 1, 1999                                                       744,612         738,840
    500,000     Florida Power & Light Company Secured Medium Term Notes,
                  6.20%, due February 2, 1998                                                   500,000         500,270
    500,000     Florida Power & Light Company Secured Medium Term Notes,
                  5.70%, due March 5, 1998                                                      500,000         498,860
    500,000     General Mills Incorporated Medium Term Notes,
                  7.50%, due June 5, 2000                                                       500,000         510,720
    500,000     General Mills Incorporated Medium Term Notes,
                  5.98%, due July 9, 2001                                                       500,000         484,830
    500,000     GTE California Incorporated Debentures, Series A,
                  5.625%, due February 1, 2001                                                  496,763         482,445
    500,000     GTE Southwest Incorporated Debentures,
                  6.00%, due January 15, 2006                                                   495,671         466,850
    500,000     GTE Southwest Incorporated Debentures,
                  6.00%, due February 15, 2008                                                  482,845         460,245
    500,000     Honeywell Inc.,
                  6.75%, due March 15, 2002                                                     499,395         500,515
    500,000     International Business Machines Corporation Notes,
                  5.65%, due January 22, 1998                                                   499,520         498,345
    500,000     International Business Machines Corporation Notes,
                  6.375%, due June 15, 2000                                                     499,248         498,375
    500,000     International Business Machines Corporation Notes,
                  7.25%, due November 1, 2002                                                   496,185         511,495
    500,000     International Paper Company Medium Term Notes,
                  8.05%, due March 25, 1999                                                     500,500         512,120
    500,000     Kansas City Power & Light Company Medium Term Notes,
                  6.50%, due January 2, 2001                                                    500,000         495,245
  1,000,000     May Department Stores Inc.,
                  6.875%, due November 1, 2005                                                  979,147         990,440
    250,000     McDonald's Corporation, Series C, Medium Term Notes,
                  8.75%, due November 15, 2000                                                  249,590         265,443
    500,000     McDonald's Corporation Medium Term Notes,
                  7.375%, due July 15, 2002                                                     499,470         506,925
    500,000     Minnesota Mining & Manufacturing Company Medium Term Notes,
                  6.25%, due March 29, 1999                                                     500,000         500,675
    750,000     Monongahela Power Company 1st Mortgage,
                  5.625%, due April 1, 2000                                                     731,030         731,925
    500,000     Monongahela Power Company 1st Mortgage,
                  7.375%, due July 1, 2002                                                      499,500         511,710
  1,000,000     New York Telephone Company Notes,
                  5.875%, due September 1, 2003                                                 990,688         949,800
    500,000     Newell Company Medium Term Notes,
                  6.18%, due July 11, 2000                                                      497,695         491,110
    500,000     Northwest Natural Gas Company Secured Medium Term Notes,
                  5.98%, due December 15, 2000                                                  500,000         489,100
    500,000     Pacific Bell Telephone Company Notes,
                  7.25%, due July 1, 2002                                                       497,975         510,660
    500,000     Pacific Bell Telephone Company Notes,
                  6.25%, due March 1, 2005                                                      498,143         479,535
    500,000     Pacific Gas & Electric Company 1st Mortgage,
                  6.25%, due March 1, 2004                                                      500,000         483,790
    500,000     PepsiCo, Incorporated Notes,
                  7.625%, due November 1, 1998                                                  498,790         508,765
  1,000,000     Public Service Company of Oklahoma Medium Term Notes,
                  6.02%, due March 1, 2001                                                      987,664         977,420
    500,000     Sara Lee Corporation, Series C, Medium Term Notes,
                  6.45%, due September 26, 2005                                                 482,948         481,245
    500,000     Southern California Gas Company 1st Mortgage,
                  Series AA, 6.50%, due December 15, 1997                                       499,700         501,350
    500,000     Southwestern Bell Capital Corporation Medium Term Notes,
                  7.80%, due November 5, 1998                                                   500,000         510,705
    500,000     Southwestern Bell Telephone Company Medium Term Notes,
                  6.125%, due March 12, 2001                                                    500,000         490,950
    500,000     Southwestern Bell Telephone Company Medium Term Notes,
                  5.77%, due October 14, 2003                                                   500,000         472,020
    500,000     Sysco Corporation Notes,
                  7.00%, due May 1, 2006                                                        500,000         501,350
    500,000     Texaco Capital Incorporated Medium Term Notes,
                  8.24%, due October 15, 2001                                                   500,500         527,045
  1,000,000     Texas Instruments Incorporated, Unsecured Note,
                  6.125%, due February 1, 2006                                                  933,224         940,140
    500,000     Tribune Company Medium Term Notes,
                  5.30%, due April 17, 2000                                                     500,000         482,455
    500,000     Tribune Company Medium Term Notes,
                  5.75%, due September 15, 2003                                                 500,000         469,690
    500,000     Union Electric Company 1st Mortgage,
                  6.75%, due October 15, 1999                                                   497,740         501,780
    500,000     Union Pacific Corporation Notes,
                  6.25%, due March 15, 1999                                                     500,000         498,480
    500,000     Union Pacific Corporation Notes,
                  7.875%, due February 15, 2002                                                 500,000         519,050
    500,000     Union Pacific Railroad Company Equipment Trust Series C.,
                  7.01%, due June 1, 2004                                                       500,000         505,625
    500,000     Wal-Mart Stores, Incorporated Notes,
                  6.125%, due October 1, 1999                                                   489,610         497,415
    500,000     Wisconsin Electric Power Company
                  6.625%, due November 5, 2006                                                  499,600         488,680
 35,250,000                                                                                  34,959,151      34,859,438

U.S. GOVERNMENTAL AGENCIES - 6.43%
     66,688     Government National Mortgage Association,
		  9.00%, due July 15, 2001                                                       66,458          69,248
     69,901     Government National Mortgage Association,
		  8.00%, due February 20, 2002                                                   69,595          71,180
    123,454     Government National Mortgage Association,
		  8.50%, due February 20, 2002                                                  125,769         125,918
     39,477     Government National Mortgage Association,
		  8.00%, due January 15, 2004                                                    39,477          40,700
    154,828     Government National Mortgage Association,
		  9.50%, due April 15, 2005                                                     155,178         163,778
    175,103     Government National Mortgage Association,
		  9.75%, due May 15, 2005                                                       175,103         185,226
     90,828     Government National Mortgage Association,
		  9.00%, due October 20, 2005                                                    89,920          95,227
    138,666     Government National Mortgage Association,
		  7.50%, due February 15, 2006                                                  136,239         140,523
    100,191     Government National Mortgage Association,
		  7.50%, due March 15, 2006                                                      98,438         101,533
    142,542     Government National Mortgage Association,
		  8.00%, due June 20, 2006                                                      141,473         146,330
    170,520     Government National Mortgage Association,
		  8.50%, due July 15, 2006                                                      169,614         177,184
    239,204     Government National Mortgage Association,
		  8.00%, due August 15, 2006                                                    239,204         248,307
    230,961     Government National Mortgage Association,
		  7.50%, due August 20, 2006                                                    230,961         234,307
    160,930     Government National Mortgage Association,
		  7.50%, due September 15, 2006                                                 158,113         163,084
     83,576     Government National Mortgage Association,
		  7.50%, due April 15, 2007                                                      80,511          84,695
    192,309     Government National Mortgage Association,
		  7.50%, due March 20, 2009                                                     191,228         195,450
    421,505     Government National Mortgage Association,
		  6.00%, due May 15, 2009                                                       420,188         410,419
    366,165     Government National Mortgage Association,
		  7.00%, due May 15, 2009                                                       370,168         369,343
    574,353     Government National Mortgage Association,
		  7.00%, due August 20, 2011                                                    573,994         573,779
    479,293     Government National Mortgage Association,
		  7.00%, due October 20, 2011                                                   477,495         478,061
    493,193     Government National Mortgage Association,
		  6.50%, due February 15, 2012                                                  489,186         486,151
    496,507     Government National Mortgage Association,
		  7.00%, due April 20, 2012                                                     489,913         495,231
  5,010,194                                                                                   4,988,225       5,055,674

U.S. GOVERNMENT SECURITIES - 14.61%
  1,000,000     U.S. Treasury Notes, 5.125%, due March 31, 1998                                 996,719         996,090
  1,500,000     U.S. Treasury Notes, 7.125%, due October 15, 1998                             1,526,719       1,522,035
  1,500,000     U.S. Treasury Notes, 6.375%, due January 15, 1999                             1,483,750       1,508,670
    500,000     U.S. Treasury Notes, 5.875%, due March 31, 1999                                 497,540         498,750
  1,000,000     U.S. Treasury Notes, 6.00%, due October 15, 1999                              1,005,195         997,970
  1,500,000     U.S. Treasury Notes, 5.50%, due April 15, 2000                                1,498,398       1,472,580
  1,000,000     U.S. Treasury Notes, 7.50%, due November 15, 2001                             1,053,516       1,042,030
  1,500,000     U.S. Treasury Notes, 6.375%, due August 15, 2002                              1,528,054       1,499,535
  1,000,000     U.S. Treasury Notes, 6.25%, due February 15, 2003                               996,563         992,190
  1,000,000     U.S. Treasury Notes, 5.875%, due February 15, 2004                              959,531         968,910
 11,500,000                                                                                  11,545,985      11,498,760

GOVERNMENT SPONSORED ENTERPRISES - 32.47%
    500,000     Federal Farm Credit Bank, Medium Term Notes,
		  6.70%, due October 11, 2006                                                   494,337         494,060
    250,000     Federal Home Loan Banks,
		  5.66%, due November 9, 1998                                                   249,964         248,710
    500,000     Federal Home Loan Banks
		  6.48%, due December 29, 2000                                                  500,000         496,560
    500,000     Federal Home Loan Banks
		  6.31%, due March 29, 2001                                                     500,000         497,030
    500,000     Federal Home Loan Banks
		  6.18%, due December 19, 2001                                                  499,273         492,890
  1,000,000     Federal Home Loan Mortgage Corporation,
		  6.75%, due May 30, 2006                                                       977,012         999,690
  1,000,000     Federal Home Loan Mortgage Corporation, Deb.,
		  6.13%, due August 19, 1999                                                    996,797         997,660
  1,000,000     Federal National Mortgage Association, Deb.,
		  8.20%, due March 10, 1998                                                     996,562       1,015,780
  1,000,000     Federal National Mortgage Association, Series SM-E, Deb.,
		  8.15%, due May 11, 1998                                                       994,375       1,015,620
  1,000,000     Federal National Mortgage Association, Series SM-98-G, Deb.,
		  7.85%, due September 10, 1998                                               1,016,875       1,017,810
    500,000     Federal National Mortgage Association, Deb.,
		  5.05%, due November 10, 1998                                                  498,349         492,890
  1,500,000     Federal National Mortgage Association, Series H, Deb.,
                  7.05%, due December 10, 1998                                                1,494,687       1,519,455
  1,000,000     Federal National Mortgage Association, Series H, Deb.,
                  6.35%, due August 10, 1999                                                    998,750         998,590
  1,500,000     Federal National Mortgage Association, Deb.,
                  6.10%, due February 10, 2000                                                1,545,469       1,492,965
  1,000,000     Federal National Mortgage Association, Series I, Deb.,
                  8.25%, due December 18, 2000                                                1,018,672       1,053,910
  1,250,000     Federal National Mortgage Association, Deb.,
                  7.50%, due February 11, 2002                                                1,238,516       1,298,050
  1,000,000     Federal National Mortgage Association, Series SM-E, Deb.,
                  7.55%, due April 22, 2002                                                     993,438       1,039,060
    500,000     Federal National Mortgage Association, Series K., Deb.,
                  7.05%, due November 12, 2002                                                  499,062         509,685
    500,000     Federal National Mortgage Association, Deb.,
                  6.80%, due January 10, 2003                                                   500,234         505,390
    500,000     Federal National Mortgage Association Medium Term Notes,
                  5.40%, due March 12, 1999                                                     490,615         493,360
    500,000     Federal National Mortgage Association Medium Term Notes,
                  6.362%, due August 16, 2000                                                   499,394         499,765
    500,000     Federal National Mortgage Association Medium Term Notes,
                  5.72%, due March 8, 2001                                                      493,281         487,420
  1,000,000     Federal National Mortgage Association Medium Term Notes,
                  6.45%, due April 23, 2001                                                     993,818         999,370
    500,000     Federal National Mortgage Association Medium Term Notes,
                  6.625%, due May 21, 2001                                                      497,555         502,030
    500,000     Federal National Mortgage Association Medium Term Notes,
                  6.41%, due February 6, 2002                                                   497,315         497,890
  1,000,000     Federal National Mortgage Association Medium Term Notes,
                  6.38%, due April 29, 2003                                                   1,000,000         974,370
  1,000,000     Federal National Mortgage Association Medium Term Notes,
                  6.38%, due June 25, 2003                                                      999,783         973,280
  1,000,000     Federal National Mortgage Association Medium Term Notes,
                  6.82%, due August 23, 2005                                                    994,612       1,001,410
    500,000     Federal National Mortgage Association Medium Term Notes,
                  5.875%, due February 14, 2006                                                 483,570         468,830
  1,500,000     Federal National Mortgage Association Medium Term Notes,
                  6.41%, due March 8, 2006                                                    1,465,292       1,458,990
    500,000     Federal National Mortgage Association Medium Term Notes,
                  6.96%, due April 2, 2007                                                      492,940         507,500
    500,000     Federal National Mortgage Association Medium Term Notes,
                  6.70%, due June 19, 2007                                                      500,000         496,560
 25,500,000                                                                                  25,420,547      25,546,580

REPURCHASE AGREEMENT -  0.84%
    660,000 Northern Trust Company, 5.80%, due July 1, 1997
	      (Collateralized by U.S. Treasury Notes,
              5.625%, due January 31, 1998)                                                     660,000         660,000

TOTAL INVESTMENTS - 98.66%                                                                 $ 77,573,908      77,620,452

Other assets less liabilities - 1.34%                                                                         1,050,990

TOTAL NET ASSETS - 100.00%
  (equivalent to $10.98 per share; 10,000,000 shares of $1.00 par value
  capital shares authorized; 7,168,076 shares outstanding)                                                 $ 78,671,442


For federal income tax purposes, the identified cost of investments owned at June 30, 1997 was $77,573,908.
Net unrealized depreciation for federal income tax purposes was $46,544, which is comprised of unrealized appreciation of $703,213 and unrealized depreciation of $656,669.

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 1997

ASSETS:
  Investment securities, at market value (identified cost $77,573,908)               $ 77,620,452
  Interest receivable                                                                   1,219,197
         Total assets                                                                  78,839,649

LIABILITIES:
  Disbursements in excess of demand deposit cash                                          168,207
         Total liabilities                                                                168,207
NET ASSETS                                                                           $ 78,671,442

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)                                        $ 78,247,357
  Accumulated undistributed income:
    Net investment income                                                                 448,731
    Net realized loss on investment transactions                                         (71,190)
  Net unrealized appreciation on investments                                               46,544
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                                          $ 78,671,442
Capital shares, $1.00 par value
  Authorized                                                                           10,000,000
  Outstanding                                                                           7,168,076
NET ASSET VALUE PER SHARE                                                            $      10.98

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

Statement of Operations
Year Ended June 30, 1997

INVESTMENT INCOME:
  Income:
    Interest                                                                         $  5,234,817
  Expenses:
    Management fees                                                                       679,849
    Government fees                                                                        12,536
                                                                                          692,385
      Net investment income                                                             4,542,432

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain from investment transactions:
    Proceeds from sales of investments                                                 14,723,909
    Cost of investments sold                                                           14,715,260
      Net realized gain from investment transactions                                        8,649
  Unrealized appreciation (depreciation) on investments:
    Beginning of year                                                                   (274,413)
    End of year                                                                            46,544
      Increase in net unrealized appreciation (depreciation) on investments               320,957
      Net realized and unrealized gain on investments                                     329,606
      Net increase in net assets resulting from operations                           $  4,872,038

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets
For The Years Ended June 30, 1997 and 1996

                                                                                        1997                1996
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                              $  4,542,432       $   4,442,720
  Net realized gain (loss) from investment transactions                                     8,649           (142,998)
  Increase (decrease) in net unrealized appreciation (depreciation) on investments        320,957         (1,033,608)
    Net increase in net assets resulting from operations                                4,872,038           3,266,114

DISTRIBUTIONS TO SHAREHOLDERS FROM:*
  Net investment income                                                               (4,542,432)         (4,442,720)
  Net realized gain from investment transactions                                            -                (37,183)
    Decrease in net assets from distribuions                                          (4,542,432)         (4,479,903)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from 1,691,400 and 1,547,000 shares sold                                    18,498,442          17,129,689
  Net asset value of 89,096 and 85,740 shares issued for
    reinvestment of distributions                                                         976,474             951,111
                                                                                       19,474,916          18,080,800
  Cost of 2,049,491 and 1,133,636 shares redeemed                                    (22,446,473)        (12,561,407)
    Net increase (decrease) in net assets from capital share transactions             (2,971,557)           5,519,393
      Net increase (decrease) in net assets                                           (2,641,951)           4,305,604

NET ASSETS:
  Beginning of year                                                                    81,313,393          77,007,789
  End of year (including undistributed net investment income
    of $448,731 in 1997 and 1996)                                                    $ 78,671,442       $  81,313,393


*Distributions to shareholders:
   Income dividends per share                                                        $       0.62       $        0.62
   Capital gains distribution per share                                              $         -        $        0.01

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIF-ICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Investments - Debt securities (other than short-term obligations), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term obligations are valued at amortized cost, which approximates market value. Investment transactions are recorded on the trade date. Investment income is recorded daily and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal Income Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the year ended June 30, 1997 (excluding commercial paper and repurchase agreements), were as follows:

				Other than
                              U.S. Government      U.S. Government
                                 Securties            Securities
Purchases                     $  5,356,910         $  9,458,308
Proceeds from sales              3,509,486           11,214,423

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholder accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .85 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.

4. REPURCHASE AGREEMENTS - Securities purchased under agreements to resell are held by the Fund's custodian and investment counsel, UMB Bank, n.a. The custodian monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure that the collateral is sufficient to protect the Fund in the event of default by the seller.


FINANCIAL HIGHLIGHTS

The following table sets forth information as to capital and income changes for a share outstanding for each of the five years in the period ended
June 30, 1997:

                                                                                1997      1996      1995      1994       1993
Net asset value, beginning of year                                           $  10.93  $  11.10  $  10.75  $  11.53   $  11.14
  Income from investment operations:
    Net investment income                                                        0.62      0.62      0.63      0.62       0.68
    Net realized and unrealized gains or losses on securities                    0.05    (0.16)      0.35      0.74       0.39

  Total from Investment Operations                                               0.67      0.46      0.98    (0.12)       1.07
  Distributions from:
    Net investment income                                                      (0.62)    (0.62)    (0.63)    (0.62)     (0.68)
    Net realized gain on investment transactions                                 -       (0.01)       -*     (0.04)        -
  Total Distributions                                                          (0.62)    (0.63)    (0.63)    (0.66)     (0.68)
Net asset value, end of year                                                 $  10.98  $  10.93  $  11.10  $  10.75   $  11.53
Total Return                                                                       6%        4%       10%      (1%)        10%

Ratios/Supplemental Data
Net assets, end of year (in millions)                                        $     79  $     81   $    77   $    82   $     87
Ratio of expenses to average net assets                                         0.87%     0.86%     0.86%     0.87%      0.87%
Ratio of net investment income to average net assets                            5.69%     5.63%     5.91%     5.50%      5.95%
Portfolio turnover rate                                                           19%       12%        2%        9%        19%

*Capital gain distribution of .003 not significant for per share table.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors of Scout Bond Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Scout Bond Fund, Inc., including the statement of net assets, as of June 30, 1997, and the related statement of operations, statements of changes in net assets and the financial highlights for the periods indicated thereon (periods presented prior to June 30, 1996 were audited by other independent accountants whose reports thereon expressed unqualified opinions). These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of June 30, 1997, by confirmation, or by the application of alternative auditing procedures with respect to unsettled portfolio security transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scout Bond Fund, Inc. as of June 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in the first paragraph, in conformity with generally accepted accounting principles.

                                                BAIRD, KURTZ & DOBSON

Kansas City, Missouri
July 22, 1997

This report has been prepared for the information of the Shareholders of Scout Bond Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
  Larry D. Armel
  William E. Hoffman, D.D.S.
  Eric T. Jager
  Stephen F. Rose
  Stuart Wien

Officers
  Larry D. Armel, President
  P. Bradley Adams, Vice President & Treasurer
  Elizabeth L. Allwood, Vice President
  Michael A. Brummel, Vice President
  Martin A. Cramer, Vice President & Secretary
  John G. Dyer, Vice President
  Constance E. Martin, Vice President

Investment Counsel
  UMB Bank, n.a., Kansas City, Missouri

Auditors
  Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
  Stradley, Ronon, Stevens & Young,
  Philadelphia, Pennsylvania
  John G. Dyer, Kansas City, Missouri

Custodian
  UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862